Intangible assets	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Intangible Assets Disclosure [Text Block]
6.         INTANGIBLE ASSETS

Intangible assets consist of the following:

		February 29,	May 31,
	Amortizable life	2012	2011
Trade name	Indefinite	$1,720,000	$1,720,000
Non-competition agreement	5 years	110,000	110,000
Non-contractual customer relationships	10 years	620,000	620,000
Goodwill	Indefinite	1,420,679	1,420,678
Total intangible assets		3,870,679	3,870,678
Accumulated amortization		(381,500)	(318,499)
		$3,489,179	$3,552,179

7.             INTANGIBLE ASSETS

Intangible assets consist of the following:

	Amortizable life	2011	2010
Trade name	Indefinite	$1,720,000	$1,720,000
Non-competition agreement	5 years	110,000	110,000
Non-contractual customer relationships	10 years	620,000	620,000
Goodwill	Indefinite	1,420,678	1,420,678
Total intangible assets		3,870,678	3,870,678
Accumulated amortization		(318,499)	(234,500)
		$3,552,179	$3,636,178

The Company has recorded amortization on its intangibles for the years ended May 31, 2011 and 2010 of $84,000 and $77,000, respectively.